Equity Incentive Plan - Schedule of Common Stock Options Activity (Details) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Outstanding, beginning	177,456	210,489	210,489
Shares Exercisable, beginning	134,865	146,603	125,308
Shares Granted
Shares Exercised
Shares Cancelled		(33,033)
Shares Outstanding, ending	177,456	177,456	210,489
Shares Exercisable, ending	156,160	134,865	146,603
Weighted Average Exercise Price Outstanding, beginning	$ 8.06	$ 8.05	$ 8.05
Weighted Average Exercise Price Exercisable, beginning	8.06	8.04	8.04
Weighted Average Exercise Price Cancelled		8.00
Weighted Average Exercise Price Outstanding, ending		8.06	8.05
Weighted Average Exercise Price Exercisable, ending		$ 8.06	$ 8.04
Weighted Average Remaining Contractual Term (Years), beginning		2 years 9 months 22 days	3 years 7 months 13 days
Weighted Average Remaining Contractual Terms, Exercisable (Years), beginning		2 years 7 months 13 days	3 years 2 months 5 days
Weighted Average Remaining Contractual Term (Years), ending		2 years 2 months 30 days	2 years 9 months 22 days
Weighted Average Remaining Contractual Terms, Exercisable (Years), ending		2 years 2 months 30 days	2 years 7 months 13 days
Weighted average grant date fair value, outstanding	1.07	$ 0.96	$ 0.96
Weighted average grant date fair value, exercisable	$ 1.07	0.90	0.88
Weighted average grant date fair value, outstanding		1.07	0.96
Weighted average grant date fair value, exercisable		$ 1.07	$ 0.90
Aggregate Intrinsic Value, beginning
Aggregate Intrinsic Value, Exercisable, beginning
Aggregate Intrinsic Value, ending
Aggregate Intrinsic Value, Exercisable, ending